UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Air Freight & Logistics — 2.7%
FedEx Corp.	75,575	$17,048,209

		$17,048,209

Auto Components — 2.0%
Delphi Automotive PLC	131,206	$12,910,670

		$12,910,670

Banks — 7.5%
Bank of America Corp.	692,497	$17,547,874
First Republic Bank	66,666	6,963,931
JPMorgan Chase & Co.	238,569	22,785,725

		$47,297,530

Beverages — 1.2%
Constellation Brands, Inc., Class A	37,681	$7,515,475

		$7,515,475

Biotechnology — 4.4%
Celgene Corp.(1)	116,836	$17,037,025
Gilead Sciences, Inc.	133,099	10,783,681

		$27,820,706

Capital Markets — 3.1%
Charles Schwab Corp. (The)	265,533	$11,614,413
Credit Suisse Group AG(1)	520,117	8,241,040

		$19,855,453

Containers & Packaging — 2.9%
International Paper Co.	211,258	$12,003,679
Sealed Air Corp.	147,169	6,287,060

		$18,290,739

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	351,346	$13,762,223
Zayo Group Holdings, Inc.(1)	246,551	8,486,285

		$22,248,508

Electric Utilities — 1.6%
NextEra Energy, Inc.	70,555	$10,339,835

		$10,339,835

Energy Equipment & Services — 0.9%
Oceaneering International, Inc.	207,554	$5,452,444

		$5,452,444

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	105,072	$6,927,397
Simon Property Group, Inc.	68,163	10,974,925

		$17,902,322

Food Products — 1.2%
Mondelez International, Inc., Class A	184,661	$7,508,316

		$7,508,316

Health Care Equipment & Supplies — 2.3%
Danaher Corp.	170,879	$14,658,001

		$14,658,001

Household Durables — 2.2%
Newell Brands, Inc.	163,796	$6,989,176
Whirlpool Corp.	37,096	6,841,986

		$13,831,162

Household Products — 1.3%
Colgate-Palmolive Co.	110,817	$8,073,018

		$8,073,018

Industrial Conglomerates — 1.2%
General Electric Co.	321,353	$7,770,316

		$7,770,316

Insurance — 3.4%
American Financial Group, Inc.	95,893	$9,920,131
Chubb, Ltd.	80,200	11,432,510

		$21,352,641

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(1)	18,930	$18,198,355

		$18,198,355

Internet Software & Services — 6.8%
Akamai Technologies, Inc.(1)	128,460	$6,258,571
Alphabet, Inc., Class C(1)	26,432	25,351,196
Facebook, Inc., Class A(1)	31,058	5,306,880
GoDaddy, Inc., Class A(1)	138,670	6,033,532

		$42,950,179

IT Services — 3.3%
Visa, Inc., Class A	198,548	$20,895,192

		$20,895,192

Machinery — 5.1%
Caterpillar, Inc.	122,323	$15,254,901
Fortive Corp.	235,403	16,664,179

		$31,919,080

Multi-Utilities — 1.4%
Sempra Energy	78,730	$8,985,455

		$8,985,455

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	116,542	$13,693,685
ConocoPhillips	169,488	8,482,875
EOG Resources, Inc.	83,787	8,105,554
Phillips 66	65,371	5,988,637

		$36,270,751

Security	Shares	Value
Personal Products — 2.4%
Estee Lauder Cos., Inc. (The), Class A	52,693	$5,682,413
Unilever NV	158,279	9,356,022

		$15,038,435

Pharmaceuticals — 7.1%
Allergan PLC	39,741	$8,144,918
Johnson & Johnson	175,326	22,794,133
Zoetis, Inc.	216,859	13,826,930

		$44,765,981

Road & Rail — 2.4%
CSX Corp.	280,989	$15,246,463

		$15,246,463

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	366,049	$13,939,146
QUALCOMM, Inc.	169,057	8,763,915

		$22,703,061

Software — 4.4%
Microsoft Corp.	374,643	$27,907,157

		$27,907,157

Specialty Retail — 3.1%
Home Depot, Inc. (The)	120,889	$19,772,605

		$19,772,605

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	178,070	$27,444,148

		$27,444,148

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	95,735	$4,963,860

		$4,963,860

Tobacco — 2.7%
Altria Group, Inc.	263,527	$16,712,882

		$16,712,882

Total Common Stocks (identified cost $564,091,069)		$633,648,949

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	2,793,264	$2,793,543

Total Short-Term Investments (identified cost $2,793,823)		$2,793,543

Value
Total Put Options Purchased — 0.1% (identified cost $1,991,662)	$569,113

Total Investments — 100.8% (identified cost $568,876,554)	$637,011,605

Total Call Options Written — (0.7)% (premiums received $2,346,571)	$(4,390,370)

Other Assets, Less Liabilities — (0.1)%	$(436,631)

Net Assets — 100.0%	$632,184,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $57,972.

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	200	$50,387,200	$2,400	10/2/17	$1,500
S&P 500 Index	198	49,883,328	2,395	10/4/17	3,960
S&P 500 Index	201	50,639,136	2,390	10/6/17	6,030
S&P 500 Index	199	50,135,264	2,420	10/9/17	12,935
S&P 500 Index	201	50,639,136	2,430	10/11/17	23,618
S&P 500 Index	202	50,891,072	2,440	10/13/17	37,875
S&P 500 Index	200	50,387,200	2,450	10/16/17	52,500
S&P 500 Index	201	50,639,136	2,450	10/18/17	66,330
S&P 500 Index	200	50,387,200	2,435	10/20/17	67,000
S&P 500 Index	200	50,387,200	2,435	10/23/17	73,000
S&P 500 Index	200	50,387,200	2,445	10/25/17	98,000
S&P 500 Index	199	50,135,264	2,455	10/27/17	126,365

Total					$569,113

Call Options Written — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	200	$50,387,200	2,495	10/2/17	$(473,000)
S&P 500 Index	198	49,883,328	2,490	10/4/17	(594,000)
S&P 500 Index	201	50,639,136	2,485	10/6/17	(703,500)
S&P 500 Index	199	50,135,264	2,500	10/9/17	(441,780)
S&P 500 Index	201	50,639,136	2,515	10/11/17	(251,250)
S&P 500 Index	202	50,891,072	2,515	10/13/17	(283,810)
S&P 500 Index	200	50,387,200	2,520	10/16/17	(233,000)
S&P 500 Index	201	50,639,136	2,525	10/18/17	(209,040)
S&P 500 Index	200	50,387,200	2,515	10/20/17	(356,000)
S&P 500 Index	200	50,387,200	2,515	10/23/17	(370,000)
S&P 500 Index	200	50,387,200	2,525	10/25/17	(274,000)
S&P 500 Index	199	50,135,264	2,535	10/27/17	(200,990)

Total					$(4,390,370)

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$569,113	$—
Written options	—	(4,390,370)

Total	$569,113	$(4,390,370)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$69,676,652	$—		$—	$69,676,652
Consumer Staples	45,492,104	9,356,022		—	54,848,126
Energy	41,723,195	—		—	41,723,195
Financials	80,264,584	8,241,040		—	88,505,624
Health Care	87,244,688	—		—	87,244,688
Industrials	71,984,068	—		—	71,984,068
Information Technology	141,899,737	—		—	141,899,737
Materials	18,290,739	—		—	18,290,739
Real Estate	17,902,322	—		—	17,902,322
Telecommunication Services	22,248,508	—		—	22,248,508
Utilities	19,325,290	—		—	19,325,290
Total Common Stocks	$616,051,887	$17,597,062	*	$—	$633,648,949
Short-Term Investments	$—	$2,793,543		$—	$2,793,543
Put Options Purchased	569,113	—		—	569,113
Total Investments	$616,621,000	$20,390,605		$—	$637,011,605

Liability Description
Call Options Written	$(4,390,370)	$—		$—	$(4,390,370)
Total	$(4,390,370)	$—		$—	$(4,390,370)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017